ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE NEW INCOME FUND
Unaudited		February 28, 2007
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in 000s)

CORPORATE BONDS 20.9%
FINANCIAL INSTITUTIONS 8.1%
Banking 2.7%
Bank of America, 4.875%, 9/15/12 (1)	1,000	994
Bank of America, 5.75%, 8/15/16 (1)	5,090	5,272
Bank of America Capital Trust, 5.625%, 3/8/35 (1)	11,415	10,993
Bank One, 5.25%, 1/30/13 (1)	4,920	4,936
Barclays Bank, 5.926%, 12/31/49 (2)	2,395	2,447
BB&T Capital Trust, 6.75%, 6/7/36 (1)	8,725	9,769
Citigroup, 5.30%, 1/7/16 (1)	8,750	8,796
Colonial Bank, 9.375%, 6/1/11	3,690	4,199
CS First Boston, 5.50%, 8/16/11 (1)	4,220	4,296
First Union, 6.40%, 4/1/08 (1)	2,055	2,081
HBOS, 6.00%, 11/1/33 (2)	3,990	4,116
HSBC Holdings, 6.50%, 5/2/36 (1)	3,040	3,367
Huntington National Bank, 4.375%, 1/15/10 (1)	5,200	5,085
JPMorgan Chase Bank, 5.875%, 6/13/16	2,000	2,065
JPMorgan Chase Capital XVII, 6.95%, 8/17/36 (1)	2,310	2,528
JPMorgan Chase Capital XXll, 6.45%, 2/2/37 (1)	4,000	4,154
MBNA America Bank, 4.625%, 8/3/09 (1)	4,550	4,513
MBNA America Bank, 7.125%, 11/15/12	2,200	2,402
Mizuho Capital Markets, 6.686%, 12/31/49 (2)	1,800	1,835
MUFG Capital Finance, 6.346%, 7/29/49	2,300	2,361
Northern Trust, 4.60%, 2/1/13	2,855	2,780
Northern Trust, 5.30%, 8/29/11 (1)	3,840	3,888
PNC Funding, 5.625%, 2/1/17	4,425	4,505
Sovereign Capital Trust VI, 7.908%, 6/13/36	4,500	5,176
Sumitomo Mitsui Banking, 5.625%, 7/29/49 (2)	2,300	2,251
U.S. Bancorp, 4.50%, 7/29/10 (1)	4,450	4,389
Wachovia Bank, 4.875%, 2/1/15 (1)	8,885	8,641
Wachovia Corp., 5.50%, 8/1/35 (1)	2,740	2,661
Webster Financial, 5.125%, 4/15/14	4,930	4,801
Wells Fargo & Co., 4.875%, 1/12/11 (1)	5,500	5,479
Wells Fargo Bank, 4.75%, 2/9/15 (1)	7,045	6,808
		137,588
Brokerage 1.2%
Bear Stearns Companies, 5.50%, 8/15/11	4,460	4,532
Bear Stearns Companies, 5.55%, 1/22/17 (1)	2,570	2,585
Franklin Resources, 3.70%, 4/15/08	1,530	1,506
Goldman Sachs, 6.60%, 1/15/12 (1)	1,000	1,062
Goldman Sachs Capital I, 6.345%, 2/15/34 (1)	20,320	20,766
Jefferies Group, 6.25%, 1/15/36 (1)	4,160	4,129
Legg Mason, 6.75%, 7/2/08	2,370	2,420
Lehman Brothers, 5.75%, 1/3/17	7,700	7,883
Merrill Lynch, 6.05%, 5/16/16 (1)	12,000	12,493
Merrill Lynch, 6.22%, 9/15/26	3,545	3,698
Morgan Stanley, 6.25%, 8/9/26 (1)	2,020	2,150
		63,224
Finance Companies 2.1%
American Express, 5.25%, 9/12/11 (1)	5,275	5,307
American General Finance, 5.40%, 12/1/15 (1)	7,465	7,468
Capital One Bank, 6.50%, 6/13/13 (1)	9,040	9,607
CIT Group, 6.00%, 4/1/36 (1)	3,700	3,742
Countrywide Financial, 6.25%, 5/15/16 (1)	5,378	5,504
GATX, 5.50%, 2/15/12	3,800	3,821
GE Capital, 5.375%, 10/20/16 (1)	8,895	8,982
GE Capital, 6.00%, 6/15/12 (1)	14,625	15,247
GE Capital, 6.125%, 2/22/11 (1)	5,290	5,496
General Motors Acceptance Corp., 5.625%, 5/15/09 (1)	5,400	5,331
HSBC Finance, 5.00%, 6/30/15	5,570	5,435
HSBC Finance, 5.50%, 1/19/16 (1)	12,260	12,290
International Lease Finance, 5.45%, 3/24/11 (1)	9,220	9,344
Residential Capital, 6.125%, 11/21/08 (1)	1,695	1,701
Residential Capital, VR, 7.19%, 4/17/09 (2)	2,000	2,002
SLM Corporation, VR, 3.10%, 4/1/09	3,714	3,574
SLM Corporation, VR, 5.56%, 1/26/09 (1)	5,200	5,224
		110,075
Financial Other 0.1%
Sun Life of Canada (U.S.) Capital Trust, 8.526%, 5/29/49 (2)	6,500	6,800
		6,800
Insurance 1.6%
ACE INA Holdings, 5.70%, 2/15/17 (1)	4,000	4,069
ACE INA Holdings, 5.875%, 6/15/14 (1)	3,665	3,779
AGFC Capital Trust I, 6.00%, 1/15/67 (2)	2,500	2,544
Cigna, 7.40%, 5/15/07	1,860	1,866
Cincinnati Financial, 6.92%, 5/15/28	3,435	3,861
Fund American Companies, 5.875%, 5/15/13	4,395	4,448
Genworth Financial, 5.75%, 6/15/14 (1)	4,360	4,479
Genworth Financial, 6.15%, 11/15/66	2,502	2,508
Mangrove Bay Trust, 6.102%, 7/15/33 (2)	3,300	3,254
Marsh & McLennan, 5.375%, 7/15/14	2,775	2,727
Met Life Global Funding, 5.125%, 11/9/11 (2)	8,540	8,552
Nationwide Financial Services, 5.90%, 7/1/12	4,800	4,939
Nationwide Mutual Insurance, 6.60%, 4/15/34 (2)	2,535	2,523
NLV Financial, 7.50%, 8/15/33 (2)	4,385	4,925
Principal Financial Group, 6.05%, 10/15/36	3,760	3,921
Principal Life Global Funding I, 5.25%, 1/15/13 (2)	4,550	4,561
Security Benefit Life Insurance, 7.45%, 10/1/33 (2)	2,000	2,265
Sun Life Financial Global Funding, VR, 5.614%, 10/6/13 (2)	6,135	6,169
Torchmark, 6.375%, 6/15/16	4,000	4,226
Transatlantic Holdings, 5.75%, 12/14/15	4,070	4,111
WellPoint, 5.00%, 1/15/11 (1)	3,335	3,322
		83,049
Real Estate Investment Trusts 0.4%
Archstone-Smith Operating Trust, 5.25%, 5/1/15 (1)	4,210	4,170
Avalonbay Communities, 6.125%, 11/1/12 (1)	3,570	3,726
Federal Realty Investment Trust, 6.00%, 7/15/12	2,035	2,094
Reckson Operating Partnership, 6.00%, 3/31/16 (1)	3,665	3,626
Simon Property Group, 5.75%, 12/1/15	7,070	7,263
		20,879
Total Financial Institutions		421,615
INDUSTRIAL 10.1%
Basic Industry 0.8%
Alcoa, 6.00%, 1/15/12	4,355	4,493
Arch Western Finance, STEP, 6.75%, 7/1/13	3,750	3,694
BHP Finance, 4.80%, 4/15/13 (1)	6,300	6,189
Celulosa Arauco y Constitucion, 8.625%, 8/15/10	5,100	5,578
Dow Chemical, 6.125%, 2/1/11 (1)	2,995	3,069
DuPont, 5.60%, 12/15/36 (1)	6,910	6,756
Georgia Pacific, 7.00%, 1/15/15 (2)	3,750	3,750
Invista, 9.25%, 5/1/12 (2)	2,950	3,157
Newmont Mining, 5.875%, 4/1/35	2,675	2,568
Vale Overseas, 6.875%, 11/21/36 (1)	2,000	2,111
Xstrata Finance Canada, 5.50%, 11/16/11 (2)	2,055	2,062
		43,427
Capital Goods 0.9%
3M Company, 5.125%, 11/6/09 (1)	2,070	2,083
Boeing Capital, 6.10%, 3/1/11 (1)	7,515	7,816
CRH America, 6.00%, 9/30/16 (1)	3,845	3,968
John Deere Capital, 7.00%, 3/15/12	4,870	5,271
Lafarge, 6.15%, 7/15/11 (1)	2,375	2,457
Northrop Grumman, 7.125%, 2/15/11 (1)	5,500	5,899
Owens Corning, 6.50%, 12/1/16 (2)	1,640	1,691
Sealed Air, 5.375%, 4/15/08 (2)	4,830	4,815
Tyco International, 6.375%, 10/15/11 (1)	6,655	7,050
United Technologies, 5.40%, 5/1/35 (1)	2,850	2,807
		43,857
Communications 3.1%
America Movil, 6.375%, 3/1/35 (1)	6,725	6,750
AT&T, 5.30%, 11/15/10	3,300	3,325
AT&T, 5.625%, 6/15/16 (1)	10,500	10,629
AT&T, 6.45%, 6/15/34 (1)	8,465	8,941
AT&T Broadband, 8.375%, 3/15/13 (1)	8,155	9,428
AT&T Wireless, 7.875%, 3/1/11 (1)	4,535	4,988
Citizens Communications, 9.00%, 8/15/31	3,700	4,107
Comcast, 4.95%, 6/15/16	2,660	2,567
Comcast, 5.875%, 2/15/18	4,715	4,807
Cox Communications, 7.125%, 10/1/12	6,415	6,967
Cox Communications, 7.75%, 11/1/10	105	114
France Telecom, STEP, 7.75%, 3/1/11	3,950	4,324
Idearc, 8.00%, 11/15/16 (2)	3,500	3,640
News America, 6.15%, 3/1/37 (2)	10,500	10,563
News America, 6.40%, 12/15/35 (1)	4,925	5,126
Qwest, 7.50%, 10/1/14	4,100	4,325
R.H. Donnelley Finance, 8.875%, 1/15/16	3,000	3,187
Rogers Cable, 5.50%, 3/15/14	3,820	3,753
Rogers Wireless, 7.50%, 3/15/15 (1)	3,000	3,285
Sprint Capital, 6.875%, 11/15/28	965	999
Telecom Italia Capital, 5.25%, 11/15/13 (1)	14,440	14,074
Telefonica Emisiones, 6.421%, 6/20/16	5,830	6,123
Telefonos de Mexico, 5.50%, 1/27/15 (1)	8,405	8,321
Telus, 8.00%, 6/1/11	3,940	4,331
Time Warner Entertainment, 7.25%, 9/1/08	4,895	5,032
Time Warner Entertainment, 8.375%, 3/15/23 (1)	5,100	6,225
Verizon Global Funding, 7.75%, 12/1/30 (1)	5,245	6,273
Vodafone Group, 5.625%, 2/27/17	5,000	5,001
Windstream, 7.00%, 3/15/19 (2)	1,875	1,889
Windstream, 8.625%, 8/1/16	2,900	3,175
		162,269
Consumer Cyclical 1.6%
Centex, 5.45%, 8/15/12 (1)	4,830	4,819
Costco Wholesale, 5.30%, 3/15/12	4,675	4,730
D.R. Horton, 6.50%, 4/15/16 (1)	4,650	4,803
DaimlerChrysler, VR, 5.81%, 8/3/09	3,875	3,887
Ford Motor Credit, 5.80%, 1/12/09	7,850	7,717
Harrah's Operating, 5.50%, 7/1/10	3,430	3,379
Home Depot, 5.40%, 3/1/16 (1)	14,790	14,569
Host Marriott, 6.75%, 6/1/16 (1)	4,100	4,095
International Speedway, 4.20%, 4/15/09	2,130	2,080
J.C. Penney, 9.00%, 8/1/12 (1)	3,900	4,531
Lennar, 5.60%, 5/31/15	4,080	4,013
NVR, 5.00%, 6/15/10	2,475	2,430
Pulte Homes, 5.20%, 2/15/15 (1)	5,970	5,769
Time Warner, 5.50%, 11/15/11 (1)	4,300	4,352
Viacom, 6.25%, 4/30/16	7,365	7,532
Wal-Mart Stores, 5.25%, 9/1/35 (1)	4,870	4,578
		83,284
Consumer Non-Cyclical 1.5%
Amgen, 4.00%, 11/18/09 (1)	3,045	2,970
Aramark, VR, 8.86%, 2/1/15 (2)	3,725	3,855
Cardinal Health, VR, 5.63%, 10/2/09 (2)	4,370	4,375
Cargill, 6.30%, 4/15/09 (2)	2,000	2,041
Davita, 7.25%, 3/15/15	3,800	3,829
Diageo Capital, 5.125%, 1/30/12 (1)	6,895	6,888
Fortune Brands, 5.125%, 1/15/11 (1)	2,500	2,486
Genentech, 4.75%, 7/15/15 (1)	3,820	3,698
Highmark, 6.80%, 8/15/13 (2)	3,715	3,894
Kroger, 8.05%, 2/1/10 (1)	7,170	7,715
McCormick & Co., 5.20%, 12/15/15	4,840	4,765
Medtronic, 4.75%, 9/15/15	6,415	6,064
Procter & Gamble, 4.95%, 8/15/14 (1)	8,775	8,692
Reynolds American, 7.25%, 6/1/13 (1)	3,100	3,263
Sabmiller, 6.20%, 7/1/11 (1)(2)	6,360	6,591
Teva Pharmaceutical Finance, 5.55%, 2/1/16 (1)	2,610	2,593
WM Wrigley, 4.65%, 7/15/15 (1)	1,365	1,316
		75,035
Energy 1.4%
Amerada Hess, 7.875%, 10/1/29 (1)	3,360	4,026
Apache, 6.00%, 1/15/37	1,950	1,995
Chesapeake Energy, 6.50%, 8/15/17	3,975	3,915
Chesapeake Energy, 6.875%, 11/15/20 (1)	3,675	3,666
ConocoPhillips, 5.90%, 10/15/32 (1)	4,230	4,380
Devon Financing, 6.875%, 9/30/11	9,030	9,638
Diamond Offshore Drilling, 4.875%, 7/1/15	5,040	4,775
Diamond Offshore Drilling, 5.15%, 9/1/14 (1)	3,250	3,167
EnCana Holdings Finance, 5.80%, 5/1/14 (1)	4,780	4,894
Halliburton, 5.50%, 10/15/10 (1)	7,355	7,450
Petro-Canada, 5.95%, 5/15/35 (1)	4,410	4,335
PF Export Receivables Master Trust, 6.436%, 6/1/15 (2)	1,900	1,937
Sunoco, 5.75%, 1/15/17	4,400	4,372
Valero Energy, 3.50%, 4/1/09 (1)	6,580	6,369
XTO Energy, 5.65%, 4/1/16 (1)	3,000	3,020
YPF Sociedad Anonima, 10.00%, 11/2/28	4,320	5,054
		72,993
Technology 0.5%
Cisco Systems, 5.25%, 2/22/11	5,335	5,379
Dun & Bradstreet, 5.50%, 3/15/11	3,025	3,053
NXP Semiconductors, VR, 8.11%, 10/15/13 (2)	4,100	4,192
Oracle, 5.00%, 1/15/11	6,200	6,195
SunGard Data, 9.125%, 8/15/13 (1)	3,500	3,745
Xerox, 6.75%, 2/1/17 (1)	2,000	2,105
		24,669
Transportation 0.3%
CSX, 6.00%, 10/1/36 (1)	3,175	3,220
ERAC USA Finance Company, 5.60%, 5/1/15 (2)	4,270	4,255
Hertz, 8.875%, 1/1/14	2,975	3,202
Norfolk Southern, 6.00%, 4/30/08	5,735	5,785
		16,462
Total Industrial		521,996
UTILITY 2.7%
Electric 2.1%
AES, 7.75%, 3/1/14	2,925	3,071
Alabama Power, VR, 5.55%, 8/25/09	2,725	2,734
Appalachian Power, 6.375%, 4/1/36 (1)	3,125	3,332
Baltimore Gas & Electric, 5.90%, 10/1/16 (2)	7,000	7,199
Black Hills, 6.50%, 5/15/13	3,435	3,474
CE Electric UK Funding, 6.995%, 12/30/07 (2)	3,555	3,561
Centerpoint Energy, 7.25%, 9/1/10	3,415	3,629
El Paso Electric, 6.00%, 5/15/35 (1)	4,900	4,785
Exelon Generation, 5.35%, 1/15/14 (1)	4,550	4,497
FirstEnergy, 6.45%, 11/15/11	5,755	6,061
Florida Power & Light, 6.20%, 6/1/36	2,230	2,439
MidAmerican Energy, 6.125%, 4/1/36 (1)	4,200	4,344
Mirant, 7.375%, 12/31/13 (1)	3,500	3,601
Monongahela Power, 5.70%, 3/15/17 (2)	5,280	5,331
NRG Energy, 7.25%, 2/1/14 (1)	1,025	1,043
NRG Energy, 7.375%, 2/1/16	2,975	3,034
Pacific Gas & Electric, 4.80%, 3/1/14	3,655	3,567
Progress Energy, 5.625%, 1/15/16 (1)	6,335	6,472
Public Service Electric & Gas, 5.70%, 12/1/36	6,770	6,802
Public Service of New Mexico, 4.40%, 9/15/08	4,395	4,345
Sierra Pacific Resources, 8.625%, 3/15/14 (1)	2,050	2,222
Southern, 5.30%, 1/15/12	2,290	2,313
Southern California Edison, 4.65%, 4/1/15 (1)	3,875	3,740
Tri-State Generation, 6.04%, 1/31/18 (2)	2,365	2,396
Union Electric Company, 5.40%, 2/1/16 (1)	7,540	7,522
Virginia Electric & Power, 6.00%, 1/15/36 (1)	5,060	5,247
Westar Energy, 5.10%, 7/15/20	2,790	2,669
WPD Holdings, 6.875%, 12/15/07 (2)	2,500	2,513
		111,943
Natural Gas 0.6%
Atmos Energy, 4.00%, 10/15/09 (1)	5,355	5,206
Boardwalk Pipelines, 5.50%, 2/1/17	1,280	1,262
Colorado Interstate Gas, 5.95%, 3/15/15	1,050	1,055
Colorado Interstate Gas, 6.80%, 11/15/15 (1)	2,450	2,603
Enterprise Products Operations, 4.95%, 6/1/10	3,340	3,322
Kinder Morgan Finance, 5.70%, 1/5/16	7,260	6,942
Panhandle Eastern Pipeline, 4.80%, 8/15/08	3,340	3,320
Southern California Gas, 5.75%, 11/15/35	5,505	5,601
		29,311
Total Utility		141,254

Total Corporate Bonds (Cost $1,068,027)		1,084,865

ASSET-BACKED SECURITIES 4.1%
Car Loan 1.2%
AmeriCredit Automobile Receivables Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	5,400	5,475
Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	7,797	7,808
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.32%, 3/20/10 (2)	24,350	24,414
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (2)	3,575	3,585
Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	9,050	9,085
Triad Automobile Receivable Trust
Series 2006-B, Class A4
5.52%, 11/12/12	13,000	13,180
		63,547
Credit Card 1.5%
Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
5.61%, 6/16/14	25,440	25,465

Capital One Multi-Asset Execution Trust
Series 2005-A7, Class A7
4.70%, 6/15/15	10,000	9,895

Capital One Multi-Asset Execution Trust
Series 2007-C2, Class C2, VR
5.62%, 11/17/14	26,285	26,322

GE Capital Credit Card Master Note Trust
Series 2006-1, Class A
5.08%, 9/17/12	6,220	6,249

MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.10%, 10/15/12	8,205	8,017

		75,948
Home Equity 0.0%
BankBoston Home Equity Loan Trust
Series 1998-1, Class A6
6.35%, 2/25/13	671	672

Chase Funding Mortgage Loan
Series 2002-2, Class 1M1
5.599%, 9/25/31	720	715

Citifinancial Mortgage Securities
Series 2003-4, Class AF3, VR
3.221%, 10/25/33	17	17

Residential Asset Securities Corp.
Series 2003-KS4, Class AI4
3.49%, 2/25/31	47	46

		1,450
Other Asset-Backed Securities 0.6%
GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (2)	8,026	7,943
Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (2)	14,327	14,543

Marriott Vacation Club Owner Trust
Series 2006-1A, Class B
5.827%, 4/1/28 (2)	665	675

Marriott Vacation Club Owner Trust
Series 2006-2A, Class A
5.362%, 10/20/28 (2)	5,322	5,337

		28,498
Stranded Utility 0.8%
Centerpoint Energy Transportation Bond
Series 2005-A, Class A2
4.97%, 8/1/14	3,950	3,957

Detroit Edison Securitization Funding
Series 2001-1, Class A5
6.42%, 3/1/15	10,189	10,840

Peco Energy Transition Trust
Series 2001-A, Class A1
6.52%, 12/31/10	10,647	11,152

PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	6,806	7,343

Reliant Energy Transition Bond
Series 2001-1, Class A4
5.63%, 9/15/15	7,954	8,138

		41,430

Total Asset-Backed Securities (Cost $209,983)		210,873

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 12.8%

Collateralized Mortgage Obligations 3.1%
Bank of America Mortgage Securities
Series 2003-L, Class 2A2, CMO, ARM
4.259%, 1/25/34	8,983	8,850
Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, ARM
4.112%, 2/25/34	4,828	4,731

Bank of America Mortgage Securities
Series 2004-D, Class 2A2, CMO, ARM
4.197%, 5/25/34	2,960	2,914

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, ARM
4.749%, 9/25/34	3,070	3,032

Bank of America Mortgage Securities
Series 2004-I, Class 3A2, CMO, ARM
4.910%, 10/25/34	3,186	3,149

Bank of America Mortgage Securities
Series 2005-A, Class 2A2, CMO, ARM
4.463%, 2/25/35	23,562	23,126

Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO, ARM
5.091%, 11/25/35	11,843	11,778

Bank of America Mortgage Securities
Series 2005-J, Class 3A1, CMO, ARM
5.269%, 11/25/35	5,750	5,717

Citigroup Mortgage Loan Trust
Series 2006-AR1, Class 2A1, CMO, ARM
4.70%, 8/27/35	17,117	16,923

Citigroup Mortgage Loan Trust
Series 2006-AR2, Class 1AB, CMO, ARM
5.591%, 3/25/36	6,327	6,338

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1, CMO, ARM
4.560%, 9/25/35	13,240	13,077

Washington Mutual Securities PTC
Series 2004-AR1, Class A, CMO, ARM
4.229%, 3/25/34	2,894	2,861

Washington Mutual Securities PTC
Series 2005-AR3, Class A2, CMO, ARM
4.639%, 3/25/35	5,033	4,995

Wells Fargo Mortgage-Backed Securities Trust
Series 2003-O, Class 5A1, CMO, ARM
4.807%, 1/25/34	9,082	8,914
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, ARM
4.544%, 3/25/35	4,901	4,833

Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, ARM
6.039%, 9/25/36	22,508	22,833

Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR16, Class A1, CMO, ARM
5.689%, 10/25/36	16,538	16,618

		160,689
Commercial Mortgage Backed Securities 9.7%
Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO
4.648%, 9/11/36	19,124	18,672

Banc of America Commercial Mortgage
Series 2006-6, Class A4, CMO
5.356%, 12/10/16	16,170	16,270

Bear Stearns Commercial Mortgage Securities
Series 2002-TOP8, Class A2, CMO
4.83%, 8/15/38	7,618	7,467

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A1, CMO
5.085%, 12/11/40	17,679	17,666

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO
4.674%, 6/11/41	13,769	13,202

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	10,068	9,865

Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CM0
4.274%, 2/13/42	10,872	10,699

Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A1, CMO
4.94%, 10/12/42	6,817	6,790

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.711%, 9/11/38	22,280	23,078
Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class A4, CMO
5.54%, 9/11/41	21,200	21,642

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-C1, Class AJ, CMO, VR
5.226%, 7/15/44	1,850	1,848

Citigroup/Deutsche Bank Commercial Mortgage
Series 2006-CD3, Class A5, CMO
5.617%, 10/15/48	24,800	25,461

Commercial Mortgage PTC
Series 2005-LP5, Class A1, CMO
4.235%, 5/10/43	9,542	9,400

Credit Suisse First Boston Mortgage Securities
Series 2005-C2, Class A4, CMO
4.832%, 4/15/37	24,900	24,170

Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A3, CMO
5.467%, 9/15/39	22,975	23,284

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	12,063	12,524

GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	10,485	10,987

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	9,609	9,607

Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO
3.835%, 6/10/36	1,348	1,338

Greenwich Capital Commercial Funding
Series 2005-GG3, Class AAB, CMO, VR
4.619%, 8/10/42	3,475	3,376

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	21,200	20,759

Greenwich Capital Commercial Funding
Series 2007-GG9, Class A4, CMO
5.444%, 1/10/17	12,650	12,794
JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIB2, Class A2, CMO
6.244%, 4/15/35	14,034	14,233

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	6,703	6,925

JPMorgan Chase Commercial Mortgage Securities
Series 2003-LN1, Class A1, CMO
4.134%, 10/15/37	740	717

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	13,361	13,107

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4, CMO
5.481%, 12/12/44	21,400	21,694

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	16,030	15,679

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	13,245	12,768

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO, VR
4.567%, 5/15/29	10,903	10,773

LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO
4.742%, 2/15/30	14,172	13,771

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	27,300	27,076

Merrill Lynch / Countrywide Commercial Mortgage Trust
Series 2006-4, Class A3, CMO, VR
5.172%, 12/12/49	17,170	16,990

Morgan Stanley Capital I
Series 2007-T25, Class A3, CMO
5.514%, 11/12/49	15,650	16,108

Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A2, CMO
5.98%, 1/15/39	8,722	9,000
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4, CMO, VR
5.572%, 10/15/48	24,625	25,181
		504,921
Total Non-U.S. Government Mortgage-Backed Securities (Cost $668,229)		665,610
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 34.8%
U.S. Government Agency Obligations 33.1% (9)
Federal Home Loan Mortgage
4.00%, 5/1/14 - 3/1/19	1,870	1,782
4.50%, 11/1/18 - 9/1/35	54,797	52,685
5.00%, 1/1/09 - 11/1/35	147,529	143,792
5.50%, 3/1/18 - 4/1/29	40,017	40,197
6.00%, 4/1/16 - 2/1/36	10,559	10,707
6.50%, 5/1/17 - 2/1/36	10,747	10,969
7.00%, 8/1/19 - 6/1/32	1,572	1,618
7.50%, 6/1/15 - 6/1/24	215	223
10.50%, 3/1/13 - 8/1/20	9	10
11.00%, 11/1/17	3	4
Federal Home Loan Mortgage, ARM
4.483%, 9/1/32	1,068	1,070
4.587%, 9/1/35	7,649	7,472
4.708%, 8/1/35	9,237	9,071
4.757%, 7/1/35	2,890	2,897
5.06%, 11/1/35	5,117	5,071
5.072%, 3/1/36	7,652	7,604
5.14%, 1/1/36	19,969	20,095
5.37%, 2/1/37	33,268	33,260
5.405%, 1/1/36	2,559	2,557
5.43%, 2/1/37	9,778	9,790
5.481%, 2/1/37	25,785	25,894
5.996%, 12/1/36	21,666	21,873
6.018%, 11/1/36	10,969	11,082
6.058%, 10/1/36	19,063	19,249
6.129%, 10/1/36	15,971	16,197
6.22%, 8/1/36	22,692	23,104
Federal Home Loan Mortgage, CMO
3.00%, 4/15/21	67	67
5.50%, 8/15/16 - 4/15/28	33,176	33,301
6.50%, 8/15/30	18,112	18,587
Federal Home Loan Mortgage, CMO, IO
4.50%, 6/15/11 - 4/15/18	15,145	1,141
Federal Home Loan Mortgage, CMO, Principal Only
6.50%, 8/1/28	273	219
Federal National Mortgage Assn.
4.00%, 3/1/19	712	678
4.50%, 5/1/18 - 10/1/35	136,148	130,706
5.00%, 1/1/09 - 2/1/36	155,920	152,174
5.50%, 7/1/13 - 1/1/36	346,268	344,504
6.00%, 5/1/16 - 12/1/36	211,173	213,529
6.50%, 6/1/13 - 1/1/37	121,907	124,593
7.00%, 10/1/29 - 11/1/30	76	78
8.00%, 5/1/15	110	114
Federal National Mortgage Assn., ARM
4.616%, 9/1/35	8,652	8,486
4.792%, 11/1/35	8,554	8,542
4.80%, 6/1/35	5,147	5,141
5.046%, 1/1/37	6,046	6,022
5.045%, 8/1/36	13,575	13,520
5.044%, 7/1/35	14,412	14,273
5.112%, 10/1/35	4,845	4,840
5.319%, 12/1/35	4,485	4,502
5.351%, 12/1/35	5,193	5,215
5.524%, 12/1/35	7,814	7,869
5.548%, 7/1/36	20,017	20,186
5.65%, 1/1/36	20,223	20,373
5.677%, 12/1/35	2,392	2,398
5.986%, 9/1/36	6,817	6,901
6.00%, 8/1/36	11,199	11,405
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	4,676	4,605
4.50%, 12/25/12	355	353
5.00%, 3/25/15	14,159	14,089
5.50%, 5/25/27	11,341	11,347
7.60%, 10/25/19	31	33
Federal National Mortgage Assn., CMO, IO
5.50%, 11/25/28	1,476	105
6.50%, 2/1/32	1,022	233
Federal National Mortgage Assn., TBA
4.50%, 1/1/34	10,800	10,176
5.00%, 1/1/20-1/1/34	20,950	20,484
5.50%, 1/1/34	15,400	15,265
6.50%, 1/1/34	6,000	6,114
		1,720,441
U.S. Government Obligations 1.7%
Government National Mortgage Assn.
5.00%, 5/15/33 - 9/20/33	45,228	44,289
5.50%, 10/20/32 - 2/20/35	10,858	10,826
6.00%, 2/15/14 - 1/20/35	16,486	16,736
6.50%, 8/15/25 - 9/20/34	2,302	2,364
7.00%, 3/15/13 - 11/20/28	4,981	5,151
7.50%, 8/15/16 - 5/15/32	913	942
8.00%, 7/15/16 - 5/15/32	2,788	2,901
8.50%, 11/15/16 - 9/20/26	556	583
9.00%, 1/15/09 - 11/15/19	131	139
9.50%, 6/15/09 - 2/15/25	25	24
10.25%, 5/15/20 - 11/15/20	114	124
11.00%, 12/15/09 - 5/15/19	828	889
11.50%, 3/15/10 - 10/15/15	135	144
Government National Mortgage Assn., CMO, 5.00%, 4/20/30	1,000	987
Government National Mortgage Assn., CMO, Principal Only, 3/16/28	563	477
		86,576
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $1,812,258)		1,807,017
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 17.8%
U.S. Government Agency Obligations 5.9% (9)
Federal Home Loan Bank, 3.875%, 6/14/13 (1)	1,000	949
Federal Home Loan Bank, 5.125%, 8/14/13 (1)	21,715	22,067
Federal Home Loan Bank, 5.25%, 6/18/14 (1)	14,245	14,570
Federal Home Loan Mortgage, 4.375%, 7/30/09	1,000	989
Federal Home Loan Mortgage, 4.50%, 2/15/08	1,000	993
Federal Home Loan Mortgage, 4.50%, 7/15/13 (1)	25,000	24,539
Federal Home Loan Mortgage, 4.625%, 2/21/08 (1)	13,117	13,054
Federal Home Loan Mortgage, 4.875%, 3/15/07 (1)	56,945	56,935
Federal Home Loan Mortgage, 5.00%, 7/15/14 (1)	10,100	10,165
Federal Home Loan Mortgage, 5.125%, 2/27/09	9,815	9,855
Federal Home Loan Mortgage, 5.125%, 7/15/12 (1)	47,748	48,407
Federal Home Loan Mortgage, 5.875%, 3/21/11	2,000	2,069
Federal National Mortgage Assn., 3.25%, 8/15/08 (1)	480	468
Federal National Mortgage Assn., 4.30%, 1/28/08	1,000	992
Federal National Mortgage Assn., 4.375%, 8/17/07	1,000	995
Federal National Mortgage Assn., 4.375%, 9/15/12 (1)	9,880	9,673
Federal National Mortgage Assn., 4.50%, 2/15/11 (1)	20,000	19,778
Federal National Mortgage Assn., 4.625%, 10/15/14 (1)	18,560	18,280
Federal National Mortgage Assn., 4.875%, 12/15/16 (1)	6,540	6,510
Federal National Mortgage Assn., 5.00%, 3/15/16 (1)	13,000	13,100
Federal National Mortgage Assn., 5.25%, 8/1/12 (1)	2,000	2,028
Federal National Mortgage Assn., 5.75%, 2/15/08 (1)	13,965	14,043
Federal National Mortgage Assn., 6.25%, 2/1/11 (1)	1,500	1,568
Federal National Mortgage Assn., 7.125%, 1/15/30 (1)	10,490	13,313
		305,340
U.S. Treasury Obligations 11.9%
U.S. Treasury Bonds, 4.50%, 2/15/36 (1)	29,265	28,360
U.S. Treasury Bonds, 4.75%, 2/15/37 (1)	16,455	16,653
U.S. Treasury Bonds, 5.375%, 2/15/31 (1)(4)	14,695	16,011
U.S. Treasury Bonds, 6.25%, 8/15/23 (1)	24,870	28,989
U.S. Treasury Bonds, 6.375%, 8/15/27 (1)	2,300	2,775
U.S. Treasury Bonds, 6.50%, 11/15/26 (1)	26,870	32,723
U.S. Treasury Bonds, 7.625%, 2/15/25 (1)	3,500	4,688
U.S. Treasury Bonds, 8.00%, 11/15/21 (1)	6,500	8,705
U.S. Treasury Bonds, 8.50%, 2/15/20 (1)	7,205	9,822
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14 (1)	65,243	64,458
U.S. Treasury Inflation-Indexed Notes, 2.50%, 7/15/16 (1)	38,719	39,784
U.S. Treasury Inflation-Indexed Notes, 4.25%, 1/15/10 (1)	47,376	50,270
U.S. Treasury Notes, 3.625%, 7/15/09 (1)	6,000	5,870
U.S. Treasury Notes, 3.875%, 5/15/09 (1)	6,000	5,907
U.S. Treasury Notes, 3.875%, 9/15/10 (1)	30	29
U.S. Treasury Notes, 3.875%, 2/15/13 (1)	10,580	10,233
U.S. Treasury Notes, 4.00%, 11/15/12 (1)	49,150	47,929
U.S. Treasury Notes, 4.25%, 11/15/13 (1)	11,830	11,638
U.S. Treasury Notes, 4.25%, 11/15/14 (1)	98,830	96,900
U.S. Treasury Notes, 4.375%, 8/15/12 (1)	1,000	995
U.S. Treasury Notes, 4.50%, 2/28/11 (1)	4,809	4,806
U.S. Treasury Notes, 4.625%, 11/15/16 (1)	6,050	6,076
U.S. Treasury Notes, 4.875%, 2/15/12 (1)	96,445	98,072
U.S. Treasury Notes, 5.00%, 2/15/11 (1)	1,000	1,018
U.S. Treasury Notes, 5.00%, 8/15/11 (1)(4)	7,955	8,118
U.S. Treasury Notes, 5.75%, 8/15/10 (1)	1,000	1,039
U.S. Treasury Stripped Interest Payment
Zero Coupon, 5/15/20 (1)	29,930	15,910
		617,778
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $909,394)		923,118

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 4.7%
Owned No Guarantee 0.6%
Gazprom OAO, 8.625%, 4/28/34	4,000	5,120
National Gas of Trinidad & Tobago, 6.05%, 1/15/36 (2)	2,580	2,577
Pemex Project Funding Master Trust, 5.75%, 12/15/15 (1)	6,050	6,027
Pemex Project Funding Master Trust, VR, 6.66%, 6/15/10 (2)	4,360	4,476
Ras Laffan Lending, 5.832%, 9/30/16 (2)	4,275	4,355
Swedish Export Credit, 5.125%, 3/1/17	10,000	10,095
		32,650
Sovereign 0.4%
Republic of Italy, 5.25%, 9/20/16	10,350	10,558
Republic of South Africa, 6.50%, 6/2/14	9,765	10,351
		20,909
Treasuries 3.7%
Bundesobligation, 4.50%, 8/17/07 (EUR)	26,275	34,849
Bundesrepublic, 6.00%, 7/4/07 (EUR)	11,000	14,650
Government of Japan, 1.00%, 6/10/16 (JPY)	2,311,500	19,189
Government of Malaysia, 6.90%, 3/15/07 (MYR)	27,123	7,753
Malaysia Treasury Bill, Zero Coupon, 6/29/07 (MYR)	27,120	7,655
Malaysia Treasury Bill, Zero Coupon, 7/6/07 (MYR)	3,040	858
Malaysia Treasury Bill, Zero Coupon, 7/13/07 (MYR)	24,520	6,912
Republic of Poland, 5.00%, 10/24/13 (PLN)	111,500	37,423
United Mexican States, 8.00%, 12/19/13 (MXN)	468,000	42,058
United Mexican States, 9.00%, 12/22/11 (MXN)	192,400	18,035
		189,382

Total Foreign Government Obligations & Municipalities (Cost $237,723)		242,941
MUNICIPAL SECURITIES 0.3%
California 0.1%
California, GO, 5.25%, 4/1/34	2,380	2,559
California, GO, 5.50%, 11/1/33	2,320	2,534
		5,093
Kansas 0.1%
Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (3)	2,945	3,017
		3,017
New York 0.1%
New York City Housing Dev. Corp., 6.42%, 11/1/27	3,870	4,113
		4,113
Oregon 0.0%
Oregon, Taxable Pension, 5.892%, 6/1/27	1,520	1,621
		1,621
Total Municipal Securities (Cost $13,021)		13,844
COMMON STOCKS 0.2%
FINANCIAL INSTITUTIONS 0.1%
Banking 0.0%
U.S. Bancorp (1)	28	986
		986
Real Estate Investment Trusts 0.1%
Weingarten Realty Investors, REIT (1)	54	2,684
		2,684
Total Financial Institutions		3,670
INDUSTRIAL 0.1%
Basic Industry 0.1%
DuPont (1)	39	1,978
International Paper (1)	43	1,549
		3,527
Consumer Non-Cyclical 0.0%
Pfizer	82	2,052
		2,052
Energy 0.0%
Chevron (1)	26	1,782
		1,782
Total Industrial		7,361
UTILITY 0.0%
Electric 0.0%
Black Hills (5)(6)	45	1,441
Duke Energy (1)	55	1,074
Total Utility		2,515
Total Common Stocks (Cost $10,745)		13,546
PREFERRED STOCKS 0.0%
Real Estate Investment Trust Securities 0.0%
Roslyn Real Estate Asset, REIT	-	2,005
Total Preferred Stocks (Cost $2,046)		2,005
SHORT-TERM INVESTMENTS 4.7%
Money Market Funds 4.7%
T. Rowe Price Reserve Investment Fund, 5.37% (7)(8)	244,467	244,467
Total Short-Term Investments (Cost $244,467)		244,467
SECURITIES LENDING COLLATERAL 21.3%
Money Market Trust 21.3%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.262% (7)	1,103,797	1,103,797
Total Securities Lending Collateral (Cost $1,103,797)		1,103,797
Total Investments in Securities
121.6% of Net Assets (Cost $6,279,690)		$6,312,083

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at February 28, 2007 - see Note 2
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$205,856 and represents 4.0% of net assets.
(3)	Insured by Financial Security Assurance Inc.
(4)	All or a portion of this security is pledged to cover margin requirements on futures contracts at February 28, 2007.
(5)	Restricted security
(6)	Non-income producing
(7)	Seven-day yield
(8)	Affiliated company - see Note 4
(9)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
EUR	Euro
GO	General Obligation
IO	Interest Only security for which the fund receives interest on notional principal(par)
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
PTC	Pass-Through Certificate
REIT	Real Estate Investment Trust
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TBA	To Be Announced purchase commitment; TBAs totaled $52,039 (1.0% of net assets) at period end; see Note 2
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end

SWAPS 0.0%

Credit Default Swaps 0.0%

Barclays Capital, Protection Bought (Relevant Credit: Portugal
Telecom, 3.75%, 3/26/12), Pay 1.16%
Receive upon credit default, 3/20/12 (EUR)	(4,950)	(82)

Barclays Capital, Protection Sold (Relevant Credit: Vale
Overseas Ltd, 8.25%, 1/17/34), Receive 1.07%
Pay upon credit default, 2/20/17	9,000	61

Goldman Sachs, Protection Sold, (Relevant Index: Dow Jones
CDX.NA.IG.7) Receive 0.40%
Pay upon credit default, 12/20/11	30,000	60

Goldman Sachs, Protection Sold (Relevant Credit: Residential
Capital Corp., 6.50%, 4/17/13), Receive 1.41%
Pay upon credit default, 3/20/12	3,830	(41)

Goldman Sachs, Protection Sold (Relevant Credit: Residential
Capital Corp., 6.375%, 6/30/10), Receive 1.70%
Pay upon credit default, 3/20/12	2,298	4

JPMorgan Chase, Protection Sold (Relevant Credit: Bunge Ltd,
4.375% 12/15/08), Receive 0.52%
Pay upon credit default 3/20/12	8,500	23

		25

Interest Rate Swaps 0.0%

Goldman Sachs, 10 year Interest Rate Swap, Receive fixed
5.13%, Pay floating 5.36%, 1/5/17	20,000	38

Morgan Stanley, 5 year Interest Rate Swap, Received fixed
5.101%, Pay floating 5.36%, 1/13/12	10,000	51

		89

Total Swaps (Cost $0)		114

Open Forward Currency Exchange Contracts at February 28, 2007 were as follows:
(Amounts in 000s)

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
JPMorgan Chase	3/16/07	USD	19,251	JPY	2,300,000	$(233)
JPMorgan Chase	5/14/07	USD	7,869	MXN	86,600	140
Morgan Stanley	5/14/07	USD	6,597	MXN	72,660	112
State Street Bank	5/14/07	USD	5,715	MXN	63,000	92

Net unrealized gain (loss) on open
forward currency exchange contracts						$111

Open Futures Contracts at February 28, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 23 Government of Japan ten year
contracts, $17 par of 5.00% U.S. Treasury
Notes pledged as initial margin	3/07	$(26,209)	$(167)
Long, 419 Government of Canada ten year
contracts, $178 par of 5.00% U.S. Treasury
Notes pledged as initial margin	6/07	40,804	(87)
Long , 54 U.S. Treasury Bond contracts,
$54 par of 5.375% U.S. Treasury Bonds
pledged as initial margin	6/07	5,864	32
Net payments (receipts) of variation
margin to date			64
Variation margin receivable (payable)
on open futures contracts			$(158)

(5) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $1,441 and represents 0.0% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Black Hills	2/22/07	$1,602
Totals		$1,602

The fund has registration rights for certain restricted securities held as of February 28, 2007.
Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Income Fund
Unaudited	February 28, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks the highest level of income consistent with the preservation of capital over time by investing primarily in marketable debt securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swap agreements are valued at prices furnished by dealers who make markets in such securities.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps

The fund may invest in interest rate swaps under which it is obligated to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in interest rates. The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted "good delivery" standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a "roll" to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or "roll" settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At February 28, 2007, the value of loaned securities was $1,071,119,000; aggregate collateral consisted of $1,103,797,000 in the money market pooled trust and U.S. government securities valued at $13,740,000.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $6,279,690,000. Net unrealized gain aggregated $32,406,000 at period-end, of which $153,728,000 related to appreciated investments and $121,322,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended February 28, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $6,916,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at February 28, 2007, and May 31, 2006, was $244,467,000 and $207,620,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Income Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	April 23, 2007